Income taxes (Summary Of Per Share Effect Of The Tax Holidays) (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Net earnings/(loss) per ordinary share attributable to ordinary shareholders effect - basic	¥ 0.93	¥ 1.01	¥ 0.45
Net earnings/(loss) per ordinary share attributable to ordinary shareholders effect - diluted	¥ 0.92	¥ 0.99	¥ 0.45